Property & Equipment, Net (Tables)	6 Months Ended
Apr. 30, 2025
Property & Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

As of April 30, 2025 and October 31, 2024, property and equipment, net comprised of the following:

	April 30, 2025	October 31, 2024
At Cost:
Office furniture	8,669	8,855
Motor vehicle	144,471	147,573
Office equipment	10,171	8,129
Leasehold improvements	104,531	106,775
Total, Cost	267,842	271,332
Accumulated depreciation	(178,875)	(167,372)
Total, net	88,967	103,960